Expense Example	Apr. 29, 2025 USD ($)
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 679
Expense Example, with Redemption, 3 Years	1,003
Expense Example, with Redemption, 5 Years	1,350
Expense Example, with Redemption, 10 Years	2,325
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	333
Expense Example, with Redemption, 3 Years	718
Expense Example, with Redemption, 5 Years	1,230
Expense Example, with Redemption, 10 Years	2,636
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
SPIRIT OF AMERICA LARGE CAP VALUE FUND | SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	672
Expense Example, with Redemption, 3 Years	980
Expense Example, with Redemption, 5 Years	1,310
Expense Example, with Redemption, 10 Years	2,242
SPIRIT OF AMERICA LARGE CAP VALUE FUND | SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	325
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	1,190
Expense Example, with Redemption, 10 Years	2,554
SPIRIT OF AMERICA LARGE CAP VALUE FUND | SPIRIT OF AMERICA LARGE CAP VALUE FUND Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
Spirit of America Municipal Tax Free Bond Fund | Spirit of America Municipal Tax Free Bond Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	564
Expense Example, with Redemption, 3 Years	840
Expense Example, with Redemption, 5 Years	1,136
Expense Example, with Redemption, 10 Years	1,976
Spirit of America Municipal Tax Free Bond Fund | Spirit of America Municipal Tax Free Bond Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	645
Expense Example, with Redemption, 5 Years	1,136
Expense Example, with Redemption, 10 Years	2,491
Spirit of America Municipal Tax Free Bond Fund | Spirit of America Municipal Tax Free Bond Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	1,406
Spirit of America Income Fund | Spirit of America Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	585
Expense Example, with Redemption, 3 Years	843
Expense Example, with Redemption, 5 Years	1,122
Expense Example, with Redemption, 10 Years	1,914
Spirit of America Income Fund | Spirit of America Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,071
Expense Example, with Redemption, 10 Years	2,327
Spirit of America Income Fund | Spirit of America Income Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	1,224
Spirit of America Utilities Fund | Spirit of America Utilities Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	723
Expense Example, with Redemption, 3 Years	1,107
Expense Example, with Redemption, 5 Years	1,515
Expense Example, with Redemption, 10 Years	2,651
Spirit of America Utilities Fund | Spirit of America Utilities Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	332
Expense Example, with Redemption, 3 Years	791
Expense Example, with Redemption, 5 Years	1,377
Expense Example, with Redemption, 10 Years	2,966
Spirit of America Utilities Fund | Spirit of America Utilities Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	$ 1,954